Description of the Business (Details) $ in Thousands			1 Months Ended			6 Months Ended
	Apr. 22, 2022 EUR (€) employee	Apr. 22, 2022 USD ($) employee	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	May 25, 2022 position	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Description Of Business [Line Items]
Initial public offering amount			€ 124,000,000	$ 144,000	€ 17,700,000
Shareholders' equity | €						€ 22,436,000	€ 36,362,000		€ 22,845,000	€ 26,539,000
Disposal of property, plant and equipment | €						€ 37,630,000	€ 0
Number of positions dismissed | position								52
Total number of positions at date of plan | position								109
Cell therapy manufacturing facility to Catalent
Disclosure Of Description Of Business [Line Items]
Disposal of property, plant and equipment	€ 40,676,000	$ 44,500
Number of employees who received employment offer | employee	40	40
TRYBECA Trial One | Bottom of range
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment						3 months
TRYBECA Trial One | Top of range
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment						4 months